04/18/2007 07:39 FAX 2123065325 [redacted] 002

cik
1366751

07050815

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
APR 18 2007
1086

1-33396

CERTAMT

April 18, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 19 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 4, 2007 the American Stock Exchange LLC (the "Exchange") received from MBF Healthcare Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, consisting of one share of Common Stock, par value $0.0001 per share, and One Warrant

Common Stock, par value $0.0001 per share

Warrants

We further certify that the above-described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END